Property and Equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and Equipment
2) PROPERTY AND EQUIPMENT

At December 31,	2017	2016
Land	$193	$195
Buildings	769	733
Capital leases (a)	162	164
Equipment and other	1,927	1,843
	3,051	2,935
Less accumulated depreciation and amortization	1,771	1,694
Net property and equipment	$1,280	$1,241

(a) Accumulated amortization of capital leases was $112 million and $98 million at December 31, 2017 and 2016, respectively.

Year Ended December 31,	2017	2016	2015
Depreciation expense, including capitalized lease amortization (a)	$203	$205	$212
(a) Amortization expense related to capital leases was $16 million, $17 million and $16 million in 2017, 2016, and 2015, respectively.